TRIBUTARY FUNDS, INC.

Supplement dated March 31, 2012
to the Prospectus dated August 1, 2011
as Amended March 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS
 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Effective March 31, 2012, Mary Anne Mullen is no longer serving as a Portfolio Manager of the Tributary Short-Intermediate and Tributary Income Funds.  She has left First National Fund Advisers, sub-adviser to the Tributary Short-Intermediate, Tributary Income and Tributary Balanced Funds to pursue outside opportunities.  The remaining Portfolio Managers, Ron Horner and Travis Nordstrom continue to manage the Funds.

Your Prospectus is hereby amended as follows:

The information on the First National Fund Advisers (“FNFA”) Portfolio Management Team starting on page 45 of the Prospectus is amended to remove all references to Mary Anne Mullen.

Please retain this supplement for future reference.

TRIBUTARY FUNDS, INC.

Supplement dated March 31, 2012
to the Statement of Additional Information dated August 1, 2011 as Amended February 21, 2012
as Amended March 1, 2012

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION
 AND SHOULD BE READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

Effective March 31, 2012, Mary Anne Mullen is no longer serving as a Portfolio Manager of the Tributary Short-Intermediate and Tributary Income Funds.  She has left First National Fund Advisers, sub-adviser to the Tributary Short-Intermediate, Tributary Income and Tributary Balanced Funds to pursue outside opportunities.  The remaining Portfolio Managers, Ron Horner and Travis Nordstrom continue to manage the Funds.

Your Statement of Additional Information is hereby amended as follows:

Portfolio Managers

The information on the First National Fund Advisers (“FNFA”) Portfolio Management Team starting on page 29 of the Statement of Additional Information is amended to remove all references to Mary Anne Mullen.

Other Accounts Managed

The information on other accounts managed on page 30 is amended to remove all references to Mary Anne Mullen.

Ownership of Fund Shares

The information on ownership of fund shares on page 31 is amended to remove all references to Mary Anne Mullen.

Please retain this supplement for future reference.